UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2007
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Kamunting Street Capital Management, L.P.
           --------------------------------------------------
Address:   140 EAST 45TH STREET, 15TH FLOOR
           --------------------------------------------------
           NEW YORK, NY 10017
           --------------------------------------------------

Form 13F File Number:  028-11244
                      ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kamunting Street Management, L.L.C.
           --------------------------------------------------
Title:     Allan C. Teh, Managing Member
           --------------------------------------------------
Phone:     212-490-4350
           --------------------------------------------------

Signature, Place, and Date of Signing:

           /s/ Allan C. Teh               NEW YORK, NY             8/10/07
       ------------------------   ------------------------------  ----------
              [Signature]                 [City, State]             [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        64
                                               -------------

Form 13F Information Table Value Total:        $763,085
                                               -------------
                                               (in thousands)




Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No.    Form 13F File Number           Name
NONE

                                                      Form 13F INFORMATION TABLE


           COLUMN 1               COLUMN 2      COLUMN 3  COLUMN 4        COLUMN 5       COLUMN 6  COLUMN 7         COLUMN 8
----------------------------- ---------------- --------- ----------- ---------- --- ---- ---------- -------- ---------- ------------
                                                           VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER             TITLE OF CLASS    CUSIP    (x$1000)    PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
----------------------------- ---------------- --------- ----------- ---------- --- ---- ---------- -------- ---------- ------ -----
AMERICAN FINL RLTY TR         NOTE 4.375% 7/1  02607PAB3      484       500,000 SH          SOLE                500,000    0    0
AMERICAN REPROGRAPHICS CO     COM              029263100      791        25,700 SH          SOLE                 25,700    0    0
AMGEN INC                     NOTE 0.125% 2/0  031162AN0   31,759    35,000,000 SH          SOLE             35,000,000    0    0
APEX SILVER MINES LTD         NOTE 2.875% 3/1  03760XAB7    6,980     7,500,000 SH          SOLE              7,500,000    0    0
APEX SILVER MINES LTD         NOTE 4.000% 9/1  03760XAD3    7,467     7,500,000 SH          SOLE              7,500,000    0    0
BIOMARIN PHARMACEUTICAL INC   COM              09061G101    5,023       280,000 SH          SOLE                280,000    0    0
CELGENE CORP                  COM              151020104    8,026       140,000 SH          SOLE                140,000    0    0
CELL THERAPEUTICS INC         NOTE 7.500% 4/3  150934AK3    2,160     3,600,000 SH          SOLE              3,600,000    0    0
CELL THERAPEUTICS INC         NOTE 5.750% 6/1  150934AD9    7,646    10,500,000 SH          SOLE             10,500,000    0    0
CIENA CORP                    NOTE 0.875% 6/1  171779AE1    2,677     2,500,000 SH          SOLE              2,500,000    0    0
CITADEL BROADCASTING CORP     NOTE 1.875% 2/1  17285TAB2    8,650    10,000,000 SH          SOLE             10,000,000    0    0
CONTINENTAL AIRLS INC         CL B             210795308    4,579       135,200 SH          SOLE                135,200    0    0
CYPRESS BIOSCIENCES INC       COM PAR $.02     232674507    7,955       599,940 SH          SOLE                599,940    0    0
DECODE GENETICS INC           NOTE 3.500% 4/1  243586AB0    4,973     6,872,000 SH          SOLE              6,872,000    0    0
ENTERTAINMENT PPTYS TR        PFD C CNV 5.75%  29380T402    7,494       325,000 SH          SOLE                325,000    0    0
EPICOR SOFTWARE CORP          NOTE 2.375% 5/1  29426LAA6    6,221     6,000,000 SH          SOLE              6,000,000    0    0
EQUITABLE RES INC             COM              294549100    6,945       140,128 SH          SOLE                140,128    0    0
EXPRESSJET HOLDINGS INC       NOTE 4.250% 8/0  30218UAB4    5,335     5,500,000 SH          SOLE              5,500,000    0    0
FIRST AMERN CORP CALIF        COM              318522307    9,049       182,800 SH          SOLE                182,800    0    0
FORD MTR CO CAP TR II         PFD TR CV6.5%    345395206   96,322     2,500,000 SH          SOLE              2,500,000    0    0
FORD MTR CO DEL               NOTE 4.250%12/1  345370CF5   86,457    69,000,000 SH          SOLE             69,000,000    0    0
GATEWAY INC                   NOTE 1.500%12/3  367626AB4   10,891    12,500,000 SH          SOLE             12,500,000    0    0
GENERAL MTRS CORP             DEB SR CV C 33   370442717   84,660     3,400,000 SH          SOLE              3,400,000    0    0
GENESIS HEALTHCARE CORP       SDCV 2.500% 3/1  37184DAE1   13,920    10,000,000 SH          SOLE             10,000,000    0    0
GENESIS LEASE LTD             ADR              37183T107    6,417       234,200 SH          SOLE                234,200    0    0
GILEAD SCIENCES INC           NOTE 0.500% 5/0  375558AG8    5,654     5,000,000 SH          SOLE              5,000,000    0    0
GILEAD SCIENCES INC           NOTE 0.625% 5/0  375558AH6   11,459    10,000,000 SH          SOLE             10,000,000    0    0
GROUP 1 AUTOMOTIVE INC        FRNT 2.250% 6/1  398905AE9   12,944    15,000,000 SH          SOLE             15,000,000    0    0
HOME DEPOT INC                COM              437076102   14,111       358,598 SH          SOLE                358,598    0    0
HUGHES COMMUNICATIONS INC     COM              444398101    5,519       105,761 SH          SOLE                105,761    0    0
INCYTE CORP                   NOTE 3.500% 2/1  45337CAF9    1,110     1,250,000 SH          SOLE              1,250,000    0    0
INTEGRA LIFESCIENCES HLDGS C  COM NEW          457985208    3,756        76,000 SH          SOLE                 76,000    0    0
JDS UNIPHASE CORP             NOTE 11/1        46612JAB7    5,535     6,000,000 SH          SOLE              6,000,000    0    0
JDS UNIPHASE CORP             NOTE 1.000% 5/1  46612JAD3    4,092     5,000,000 SH          SOLE              5,000,000    0    0
LAWSON SOFTWARE INC NEW       COM              52078P102    3,956       400,000 SH          SOLE                400,000    0    0
LORAL SPACE & COMMUNICATNS L  COM              543881106    2,972        60,314 SH          SOLE                 60,314    0    0
MEDTRONIC INC                 NOTE 1.500% 4/1  585055AL0   15,721    15,000,000 SH          SOLE             15,000,000    0    0
MEDTRONIC INC                 NOTE 1.625% 4/1  585055AM8    5,258     5,000,000 SH          SOLE              5,000,000    0    0
MICRON TECHNOLOGY INC         COM              595112103    7,592       605,915 SH          SOLE                605,915    0    0
MOLSON COORS BREWING CO       CL B             60871R209    4,272        46,200 SH          SOLE                 46,200    0    0
NABORS INDS INC               NOTE 0.940% 5/1  629568AP1   24,393    25,000,000 SH          SOLE             25,000,000    0    0
NASH FINCH CO                 FRNT 1.631% 3/1  631158AD4    9,604    17,500,000 SH          SOLE             17,500,000    0    0
NEWPORT CORP                  NOTE 2.500% 2/1  651824AB0    1,857     2,000,000 SH          SOLE              2,000,000    0    0
NORTHWEST AIRLS CORP          COM              667280408   17,168       773,354 SH          SOLE                773,354    0    0
NRG ENERGY INC                COM NEW          629377508    8,938       215,000 SH          SOLE                215,000    0    0
PHARMACEUTICAL RES INC        NOTE 2.875% 9/3  717125AC2    1,890     2,000,000 SH          SOLE              2,000,000    0    0
PIER 1 IMPORTS INC            NOTE 6.375% 2/1  720279AH1    4,899     5,000,000 SH          SOLE              5,000,000    0    0
PINNACLE GAS RESOURCES INC    COM              723464301    2,125       272,727 SH          SOLE                272,727    0    0
PLAYBOY ENTERPRISES INC       NOTE 3.000% 3/1  728117AB8   14,359    15,000,000 SH          SOLE             15,000,000    0    0
POLYMEDICA CORP               NOTE 1.000% 9/1  731738AB6    7,314     7,500,000 SH          SOLE              7,500,000    0    0
PPL CORP                      COM              69351T106    7,019       150,000 SH          SOLE                150,000    0    0
RENAISSANCE ACQUISITION CORP  *W EXP 01/28/201 75966C115      495       825,000 SH          SOLE                825,000    0    0
RENAISSANCE ACQUISITION CORP  COM              75966C305    3,310       591,000 SH          SOLE                591,000    0    0
SUNPOWER CORP                 COM CL A         867652109      499         7,920 SH          SOLE                  7,920    0    0
SYMANTEC CORP                 NOTE 0.750% 6/1  871503AD0   23,915    20,500,000 SH          SOLE             20,500,000    0    0
TIME WARNER CABLE INC         CL A             88732J108   14,838       378,803 SH          SOLE                378,803    0    0
UNITED THERAPEUTICS CORP DEL  COM              91307C102    9,564       150,000 SH          SOLE                150,000    0    0
UNIVERSAL HLTH SVCS INC       CL B             913903100    1,538        25,000 SH          SOLE                 25,000    0    0
VORNADO RLTY TR               DBCV 2.850% 3/1  929042AC3   13,894    15,000,000 SH          SOLE             15,000,000    0    0
WATSON PHARMACEUTICALS INC    DBCV 1.750% 3/1  942683AC7   11,069    11,500,000 SH          SOLE             11,500,000    0    0
WEST PHARMACEUTICAL SVSC INC  SDCV 4.000% 3/1  955306AA3   12,990    12,500,000 SH          SOLE             12,500,000    0    0
WILLBROS GROUP INC            NOTE 2.750% 3/1  969199AC2   13,343     8,643,000 SH          SOLE              8,643,000    0    0
WILLIAMS COS INC DEL          COM              969457100   16,724       528,900 SH          SOLE                528,900    0    0
ZYMOGENETICS INC              COM              98985T109    4,508       308,567 SH          SOLE                308,567    0    0

TOTAL: 64 ENTRIES                              TOTAL:    $763,085
